Plant and equipment, Significant Assumptions in Determining Value In Use (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($) CashGeneratingUnit	Dec. 31, 2022 USD ($) CashGeneratingUnit	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Plant and equipment [Abstract]
Number of cash generating units | CashGeneratingUnit	4	4
Property plant and equipment [Abstract]
Starting bitcoin price	$ 22,412	$ 16,548	$ 58,707	$ 46,306
Starting network difficulty	$ 35,364,000,000
Difficulty growth rate	2.50%	2.50%
Difference between the pre-impairment carrying value and recoverable amount	$ 98,600
Bottom of Range [Member]
Property plant and equipment [Abstract]
Discount rate	18.80%	18.80%
Monthly bitcoin price growth	2.00%	2.00%
Difficulty growth rate	2.80%	2.80%
Top of Range [Member]
Property plant and equipment [Abstract]
Discount rate	18.90%	18.90%
Monthly bitcoin price growth	2.80%	2.80%